MANDATORILY REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST

18.MANDATORILY REDEEMABLE NONCONTROLLING INTEREST

US$
Balance as of January 1, 2021	—
Issuance of mandatorily redeemable noncontrolling interest	6,299
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	302
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument-specific credit risk	13
Foreign currency translation adjustment	(21)
Balance as of December 31, 2021	6,593
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	5,565
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument-specific credit risk	(30)
Foreign currency translation adjustment	(747)
Balance as of December 31, 2022	11,381
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	108
Redemption of mandatorily redeemable noncontrolling interest	(11,554)
Foreign currency translation adjustment	65
Balance as of December 31, 2023	—

On November 12, 2021, the Company’s VIE and Momenta (Suzhou) Technology Limited Company (“Momenta”) incorporated Ningbo Robotics. The VIE and Momenta hold 60% and 40% equity interest and invested US$9,449 and US$6,299 in Ningbo Robotics, respectively.

Pursuant to the shareholder agreement entered by the VIE and Momenta:

1)	If there is any disagreement or disputes arising between Ningbo Robotics and Momenta, Momenta has the right to require WFOE or VIE or the entity designated by WFOE or VIE to acquire the 40% equity interest in Ningbo Robotics at the consideration of RMB40,000 in cash.
2)	Momenta is required to sell its 40% equity interest in Ningbo Robotics to WFOE or VIE or the entity designated by WFOE or VIE no later than the third anniversary date of the incorporation of Ningbo Robotics. The redemption price between the date of incorporation and the first anniversary of Ningbo Robotics is RMB40,000, between the first anniversary and the second anniversary of the incorporation Ningbo Robotics is RMB80,000, and between the second anniversary and the third anniversary of the incorporation Ningbo Robotics is RMB120,000. At the sole discretion of Momenta, Momenta is entitled to elect either to redeem in cash or exchange for the Company’s shares with the equivalent monetary value.
3)	If the Company’s Board of Directors approved the Company’s Qualified IPO within the third anniversary date of the incorporation of Ningbo Robotics, Momenta is required to sell its 40% equity interest in Ningbo Robotics at the consideration same as the mechanism mentioned in 2). At the sole discretion of Momenta, Momenta is entitled to elect either to redeem in cash or exchange for the Company’s shares with the equivalent monetary value.

In March 2022, the VIE transfers its 60% equity interest of Ningbo Robotics to its wholly owned subsidiary, Sanya Lotus.

The Group is contractually obligated to repurchase the 40% noncontrolling interests (“NCI”) held by Momenta within the three years from its incorporation. The NCI, together with the embedded repurchase contract, is accounted for as a liability and recorded as “Mandatorily redeemable noncontrolling interest” in the Company’s consolidated balance sheets.

On April 28, 2023, the Group and Momenta entered into an agreement, pursuant to which, the Group redeemed Momenta’s 40% equity interest in Ningbo Robotics for a cash consideration of RMB80,000 (equivalent to US$11,554) pursuant to Momenta’s redemption right under the shareholders’ agreement of Ningbo Robotics (the “Robotics Redemption”). As mentioned in note 15, on May 30, 2023, the Company issued a convertible note to Momenta Global Limited, a related party of Momenta, following the Robotics Redemption.

The Group elected the fair value option to account for the mandatorily redeemable noncontrolling interest. The Group believes the fair value option best reflects the economics of the underlying transaction. Changes in fair values due to the instrument-specific credit risk of nil, US$30 and US$13 were debited/ (credited) in other comprehensive income (loss) and all other changes in fair values of US$108, US$5,565 and US$302 were recognized as “Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.

Upon redemption, the accumulated recognized other comprehensive income (loss) relating to fair value changes of the mandatorily redeemable noncontrolling interest due to instrument-specific credit risk of US$17 was recycled to the consolidated and combined statements of comprehensive loss.

The Group adopted a scenario-weighted average method to determine the fair value of the mandatorily redeemable noncontrolling interest, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the mandatorily redeemable noncontrolling interest is estimated with the following key assumptions used:

As of December 31,
2022
Discount rate	19.00%
Bond yields	6.74% – 7.37%
Expected terms	0.33-1.86